Stock Based Compensation (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Ratio Of Outstanding And Available To Grant Shares To Total Outstanding Common And Equity Compensation Shares And Equity Compensation Shares Available For Grant [Abstract]
Ratio Of Outstanding And Available To Grant Shares To Total Outstanding Common And Equity Compensation Shares And Equity Compensation Shares Available For Grant	8.00%
Share Based Compensation Arrangement By Share Based Award Options Vesting During Years [Abstract]
Vested during the year	2,408,179	2,824,757	2,807,809
Fair Value	$ 65	$ 81	$ 70
Unrecognized Compensation Cost Related To Unvested Share Based Compensation Arrangements [Abstract]
Total unrecognized compensation cost, net of estimated forfeitures	$ 159
Stock option remaining weighted average vesting period	2 years